Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000118299 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118299 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118299 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118299 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118299 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118299 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118299 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118299 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118299 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118299 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118299 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118299 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118299 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118298 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118298 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118298 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118298 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118298 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118298 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118298 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118298 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118298 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118298 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118298 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118297 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118297 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118297 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118297 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118297 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118297 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118297 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118297 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118297 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118297 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118297 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118297 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118297 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118297 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118297 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118296 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118296 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118296 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118296 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118296 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118296 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118296 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118296 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118296 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118296 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118296 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118295 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118295 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118295 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118295 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118295 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118295 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118295 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118295 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118295 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118295 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118295 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118295 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118294 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118294 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118294 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118294 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118294 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118294 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118294 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118294 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118294 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118294 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118294 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118294 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118294 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118294 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118294 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118294 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118294 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118294 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118294 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118294 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118294 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118294 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118293 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118293 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118293 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118293 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118293 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118293 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118293 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118293 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118293 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118293 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118293 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118293 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118293 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118292 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118292 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118292 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118292 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118292 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118292 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118292 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118292 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118292 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118292 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118292 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118292 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118291 [Member] | W P Carey Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118291 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118291 [Member] | AGCO Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118291 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118291 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118291 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000118291 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118291 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118291 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118291 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000118291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000118291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000118291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000118291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000118291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000118291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118291 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000118291 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224114 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224114 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224114 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224114 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224114 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224114 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224114 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224114 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224114 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224114 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224114 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224114 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224114 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224114 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224114 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224114 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224114 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224114 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224114 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224114 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224114 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224114 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224117 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224117 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224117 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224117 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224117 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224117 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224117 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224117 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224117 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224117 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224117 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224117 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224117 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224117 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224117 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224117 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224117 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224117 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224117 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224117 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224117 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224117 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224115 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224115 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224115 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224115 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224115 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224115 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224115 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224115 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224115 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224115 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224115 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224115 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224115 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224115 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224115 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224115 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224115 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224115 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224118 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224118 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224118 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224118 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224118 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224118 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224118 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224118 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224118 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224118 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224118 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224118 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224118 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224118 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224118 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224118 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224118 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224118 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224118 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224118 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224118 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224118 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224113 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224113 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224113 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224113 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224113 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224113 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224113 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224113 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224113 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224113 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224113 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224113 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224113 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224113 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224113 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224113 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224113 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224113 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224113 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224112 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224112 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224112 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224112 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224112 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224112 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224112 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224112 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224112 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224112 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224112 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224112 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224112 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224112 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224112 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224112 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224112 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224112 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224112 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224111 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224111 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224111 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224111 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224111 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224111 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224111 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224111 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224111 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224111 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224111 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224111 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224111 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224111 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224111 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224111 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224111 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000224116 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224116 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000224116 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000224116 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224116 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000224116 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224116 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224116 [Member] | Emirates NBD Bank PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224116 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224116 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224116 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000224116 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224116 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.10%
C000224116 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000224116 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.90%
C000224116 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224116 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.20%
C000224116 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224116 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	22.60%
C000224116 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000224116 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000224116 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000232770 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232770 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232770 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232770 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232770 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232770 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232770 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232770 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232770 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232770 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232770 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232770 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232770 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232770 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232770 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232770 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232770 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232770 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232770 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232770 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232770 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232771 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232771 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232771 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232771 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232771 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232771 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232771 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232771 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232771 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232771 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232771 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232771 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232771 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232771 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232772 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232772 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232772 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232772 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232772 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232772 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232772 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232772 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232772 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232772 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232772 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232772 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232772 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232772 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232772 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232772 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232772 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232772 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232772 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232772 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232772 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232777 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232777 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232777 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232777 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232777 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232777 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232777 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232777 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232777 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232777 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232777 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232774 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232774 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232774 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232774 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232774 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232774 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232774 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232774 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232774 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232774 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232774 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232774 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232774 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232774 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232774 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232774 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232774 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232774 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232774 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232774 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232774 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232775 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232775 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232775 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232775 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232775 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232775 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232775 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232775 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232775 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232775 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232775 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232775 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232775 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232776 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232776 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232776 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232776 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232776 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232776 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232776 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232776 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232776 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232776 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232776 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000232773 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232773 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232773 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232773 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232773 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232773 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232773 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000232773 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232773 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232773 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232773 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000232773 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000232773 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232773 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000232773 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232773 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232773 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000232773 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000232773 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232773 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000232773 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%